Equity Market Neutral Fund

American Century Quantitative Equity Funds, Inc. Prospectus and Summary Prospectus Supplement Equity Market Neutral Fund
Supplement dated May 15, 2015 ■ Prospectus and Summary Prospectus dated November 1, 2014
Effective June 30, 2015, the Equity Market Neutral Fund will be renamed the AC AlternativesTM Equity Market Neutral Fund.

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